Non-controlling interests	6 Months Ended
Jun. 30, 2024
Non-controlling interests

13. Non-controlling interests

Through the License Agreement, FSD acquired 34.66% of Celly on July 31, 2023. As of June 30, 2024, the Company has a 25.71% (December 31, 2023 – 26.15%) ownership interest in Celly through common shares held in Celly. The non-controlling interest represents the common shares of Celly not attributable to the Company.

Reconciliation of non-controlling interest is as follows:

Balance, December 31, 2023	(327,501)
Net loss for the period	(428,633)
Balance, June 30, 2024	(756,134)